Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	COPLEY FUND INC /NV/
Entity Central Index Key	dei_EntityCentralIndexKey	0000721291
Document Creation Date	dei_DocumentCreationDate	Jul. 01, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2014
Prospectus Date	rr_ProspectusDate	Jun. 30, 2014